Basic and Diluted Net Income (Loss) Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Net Income (Loss)

The following tables set forth the computation of the Company’s basic and diluted net income (loss) per share for the three-months ended:

	Three-months ended June 30, 2015
	Net Loss (Numerator)	Shares (Denominator)	Per share amount
Basic loss per share	$(584,265)	65,734,606	$(0.01)
Effect of dilutive securities—Common stock options and warrants	-	-	-
Diluted loss per share	$(584,265)	65,734,606	$(0.01)

	Three-months ended June 30, 2014
	Net Loss (Numerator)	Shares (Denominator)	Per share amount
Basic loss per share	$(2,021,070)	62,953,471	$(0.03)
Effect of dilutive securities—Common stock options and warrants	-	-	-
Diluted loss per share	$(2,021,070)	62,953,471	$(0.03)

The following table sets forth the computation of the Company’s basic and diluted net income (loss) per share for the six-months ended:

	Six-months ended June 30, 2015
	Net Loss (Numerator)	Shares (Denominator)	Per share amount
Basic loss per share	$(1,700,420)	65,006,258	$(0.03)
Effect of dilutive securities—Common stock options and warrants	-	-	-
Diluted loss per share	$(1,700,420)	65,006,258	$(0.03)

	Six-months ended June 30, 2014
	Net Loss (Numerator)	Shares (Denominator)	Per share amount
Basic loss per share	$(13,305,999)	56,684,609	$(0.23)
Effect of dilutive securities—Common stock options and warrants	-	-	-
Diluted loss per share	$(13,305,999)	56,684,609	$(0.23)

The following table sets forth the computation of the Company’s basic and diluted net income (loss) per share for the years ended:

	Year ended December 31, 2014
	Net Loss (Numerator)	Shares (Denominator)	Per share amount
Basic loss per share	$(16,994,625)	60,225,524	$(0.28)
Effect of dilutive securities—Common stock options and warrants	-	-	-
Diluted loss per share	$(16,994,625)	60,225,524	$(0.28)

	Year ended December 31, 2013
	Net Loss (Numerator)	Shares (Denominator)	Per share amount
Basic loss per share	$(4,361,165)	33,229,093	$(0.13)
Effect of dilutive securities—Common stock options and warrants	-	-	-
Diluted loss per share	$(4,361,165)	33,229,093	$(0.13)

Schedule of Computation of Diluted Net Income (Loss) Per Share

The following outstanding shares of common stock equivalents were excluded from the computation of diluted net loss per share for the years presented because including them would have been antidilutive for the years ended:

	June 30, 2015	June 30, 2014
Common stock options	32,404,391	21,373,845
Common stock warrants	38,800,294	28,405,782
Total common stock equivalents	71,204,685	49,779,627

The following outstanding shares of common stock equivalents were excluded from the computation of diluted net loss per share for the years presented because including them would have been antidilutive for the years ended:

	December 31, 2014	December 31, 2013
Common stock options	26,156,553	15,290,486
Common stock warrants	28,435,782	-
Total common stock equivalents	54,592,335	15,290,486